Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 279,572	$ 61,890
Short-term investments	47,745	0
Accounts receivable	1,078	707
Inventories	1,098	66
Receivable from noncontrolling interests	0	28
Note receivable	32,005	0
Deferred offering costs	1,782	0
Prepaid expenses and other current assets	4,949	3,053
Current assets of discontinued operations	31,690	0
Total current assets	399,919	65,744
Property and equipment, net	33,291	22,354
Operating lease right-of-use assets, net	1,464	1,122
Deferred tax assets	0	32
Intangible assets	409	0
Goodwill	5,177	3,168
Lease receivable - noncurrent	426	0
Other investments	8,080	0
Other noncurrent assets	866	1,928
Noncurrent assets of discontinued operations	48,388	0
Total assets	498,020	94,348
Current liabilities:
Accounts payable	3,814	1,021
Accrued expenses	4,414	2,276
Debt - current	584	939
Finance lease liabilities - current	167	126
Operating lease liabilities - current	544	558
Deferred revenue	882	882
Other current liabilities	501	1,257
Current liabilities of discontinued operations	21,790	0
Total current liabilities	32,696	7,059
Convertible notes payable, at fair value	199,323	33,433
Debt - noncurrent	1,471	1,441
Finance lease liabilities - noncurrent	471	560
Operating lease liabilities - noncurrent	1,059	688
Noncurrent liabilities of discontinued operations	102	0
Total liabilities	235,122	43,181
Commitments and contingencies (Note 11)
Stockholders' equity
Preferred stock, $0.01 par value; 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2025 and 2024	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized, 111,677,771 and 72,068,059 shares issued and outstanding as of December 31, 2025 and 2024, respectively	1,117	721
Additional paid-in capital	431,757	105,515
Accumulated deficit	(231,265)	(56,173)
Accumulated other comprehensive income (loss)	2,542	(2,164)
Total stockholders' equity attributed to ASP Isotopes Inc. stockholders	204,151	47,899
Noncontrolling interests in consolidated subsidiaries	58,747	3,268
Total stockholders' equity	262,898	51,167
Total liabilities and stockholders' equity	$ 498,020	$ 94,348